Rule 497(e)
                                                    Registration No. 33-36784




LEBENTHAL FUNDS, INC.            120 Broadway
                                 New York, New York  10271
                                 (212) 425-6116
                                 Outside NYC Toll Free 1-800-221-5822




SUPPLEMENT TO PROSPECTUS
March 21, 1997

Effective immediately, sales loads are determined in accordance with the following sales load schedule:


                                       Sales Charge as %   Dealer Discount as %
    Amount of Purchase   Sales Load of Net Amount Invested  of Offering Price
-----------------------  ---------- ----------------------  -----------------

Less than $50,000.........    4.50%            4.71%                4.25%

$50,000 up to $99,999.....    4.00%            4.17%                3.75%

$100,000 up to $249,999...    3.50%            3.63%                3.25%

$250,000 up to $499,999...    2.75%            2.83%                2.50%

$500,000 up to $999,999...    2.00%            2.04%                1.75%

over $1,000,000...........    None             None                  .25%



C/M 01466.0000 472847.1